Events After the Reporting Period	12 Months Ended
Aug. 31, 2019
Statements [Line Items]
Events After the Reporting Period [Text Block]

24. Events After the Reporting Period

Subsequent to the year ended August 31, 2019, the Company:

a) granted an aggregate of 675,000 stock options with a weighted average exercise price of $0.08 per share to certain employees, directors and consultants of the Company.  The weighted average contract life of these options at issuance was 3.4 years;

b) issued a total of 7,676,845 common shares pursuant to the conversion of 30 B1 Preferred Shares and 20 C1 Preferred Shares;

c) issued 2,846,254 common shares pursuant to the conversion of $116,667 Convertible Note Payable;

d) as described in note 8a, received cash payments of $1.8 million related to the sale of a certain portion of the Nechalacho resources;

e) had 1,085,000 stock options with an average exercise price of $0.26 per share expire;

f) had 2,400,000 warrants with an exercise price of $0.16 per share expire; and

g) had 288,000 brokers' compensation warrants with an exercise price of $0.15 per share expire.